FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Climate change (Details) - item	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Number of carbon capture projects	2
Spinnova
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Percentage of ownership interest in joint venture	50.00%
Sustainability Linked bonds
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Number of bonds issued		2